INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
Schedule of movement of intangible assets

	Balance on				Balance on
	12/31/2020	Additions	Write-offs	Transfers	12/31/2021
Linked to the Concession - Generation	428,861	4,046,941	575	(3,533)	4,472,844
In service	405,153	4,021,800	575	(3,297)	4,424,231
Cost	287,179	8,715	(295)	10,468	306,067
Accumulated amortization	(15,697)	(251,785)	—	(13,765)	(281,247)
Provision for recoverable value of assets (Impairment)	(872)	(1,019)	870	—	(1,021)
Renegotiation of Hydrological Risk (a)	134,543	4,265,889	—	—	4,400,432
In progress	23,708	25,141	—	(236)	48,613
Cost	23,708	25,141	—	(236)	48,613

Linked to the Concession - Transmission	2,092	—	—	—	2,092
In Service - Cost	791	—	—	—	791
In Progress - Cost	1,301	—	—	—	1,301

Not Related to the Concession (Other Intangible Assets) - Administration	354,540	107,137	50,407	5,156	517,240
In service	8,658	20,288	50,981	58,294	138,221
Cost	1,027,678	62,514	(2,525)	(172,966)	914,701
Accumulated amortization	(702,732)	(42,226)	—	37,549	(707,409)
Provision for recoverable value of assets (Impairment)	(316,288)	—	53,506	193,711	(69,071)
In Progress	345,882	86,849	(574)	(53,138)	379,019
Cost	345,882	86,849	(574)	(53,138)	379,019

Total	785,493	4,154,078	50,982	1,623	4,992,176

	Balance on				Balance on
	12/31/2019	Additions	Write-offs	Transfers	12/31/2020
Linked to the Concession - Generation	466,556	(318)	(36,186)	(1,191)	428,861
In service	444,414	(7,888)	(30,182)	(1,191)	405,153
Cost	301,982	7,999	(7,414)	(15,388)	287,179
Accumulated amortization	(14,450)	(15,444)	—	14,197	(15,697)
Provision for recoverable value of assets (Impairment)	(6,439)	(443)	6,010	—	(872)
Renegotiation of Hydrological Risk (a)	163,321	—	(28,778)	—	134,543
In Progress	22,142	7,570	(6,004)	—	23,708
Cost	22,142	7,570	(6,004)	—	23,708

Linked to the Concession - Transmission	2,092	—	—	—	2,092
In service – Cost	791	—	—	—	791
In progress – Cost	1,301	—	—	—	1,301

Not Linked to the Concession (Other Intangibles) - Administration	349,714	84,854	(48,477)	(31,551)	354,540
In service	95,793	(40,274)	(48,477)	1,616	8,658
Cost	1,053,351	6,721	(48,477)	16,083	1,027,678
Accumulated amortization	(641,270)	(46,995)	—	(14,467)	(702,732)
Provision for recoverable value of assets (Impairment)	(316,288)	—	—	—	(316,288)
In Progress	253,921	125,128	—	(33,167)	345,882
Cost	306,852	125,128	—	(33,167)	398,813
Outros	(52,931)	—	—	—	(52,931)

Total	818,362	84,536	(84,663)	(32,742)	785,493

(a)Renegotiation of Hydrological Risk